VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.5%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 305	$ 234
2.500%, 2/15/46	1,374	1,043
3.000%, 8/15/48	485	410
1.250%, 5/15/50	145	81
1.375%, 8/15/50	595	345
1.875%, 2/15/51	715	473
2.000%, 8/15/51	50	34
2.250%, 2/15/52	50	36
U.S. Treasury Notes
0.375%, 7/31/27	100	84
1.250%, 8/15/31	50	41
Total U.S. Government Securities (Identified Cost $3,573)		2,781

Municipal Bonds—2.3%
California—0.6%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable 5.594%, 7/1/43	265	255
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	65	43
University of California, Series B-A, Taxable 4.428%, 5/15/48	75	65
		363

Florida—0.3%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	175	159
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	90	82
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	10	8
New York—0.7%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	210	220
New York State Environmental Facilities Corp. Revenue Taxable 5.000%, 6/15/51	175	188
		408

Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	70	54
State of Texas, General Obligation Taxable 3.211%, 4/1/44	25	19
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	55	41
	Par Value	Value

Texas—continued
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	$ 25	$ 23
		137

Virginia—0.4%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	135	118
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	180	157
		275

Total Municipal Bonds (Identified Cost $1,636)		1,432

Foreign Government Securities—0.1%
Bolivarian Republic of Venezuela 9.375%, 1/13/34(1)	65	5
United Mexican States 4.750%, 3/8/44	54	41
Total Foreign Government Securities (Identified Cost $105)		46

Mortgage-Backed Securities—6.8%
Agency—0.1%
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	1	1
Pool #835144 5.000%, 10/1/35	9	9
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	2	2
Pool #929637 5.500%, 6/1/38	1	1
Pool #940524 5.500%, 7/1/37	5	6
Pool #949301 6.000%, 10/1/37	2	2
Pool #975097 5.000%, 6/1/38	6	6
Pool #986012 5.500%, 6/1/38	2	2
Pool #991124 5.000%, 1/1/39	2	2
Pool #994322 6.000%, 1/1/39	2	2
Pool #994383 5.500%, 11/1/38	5	5
Pool #AA4418 4.500%, 3/1/39	3	3
Pool #AA4434 5.000%, 3/1/39	3	3
Pool #AA4436 6.000%, 3/1/39	3	3
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Agency—continued
Government National Mortgage Association
Pool #385198 6.500%, 2/15/24	$ 2	$ 2
Pool #563381 6.500%, 11/15/31	6	6
		56

Non-Agency—6.7%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(2)(3)	44	41
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(2)	95	91
2015-SFR2, C 144A 4.691%, 10/17/52(2)	110	107
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(2)	100	93
2020-SFR2, D 144A 3.282%, 7/17/37(2)	100	93
Angel Oak Mortgage Trust 2021-8, A1 144A 1.820%, 11/25/66(2)(3)	86	73
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(3)	24	23
2019-2, A1 144A 3.347%, 4/25/49(2)(3)	23	21
BX Trust
2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 3.838%, 5/15/35(2)(3)	125	119
2019-OC11, D 144A 4.075%, 12/9/41(2)(3)	80	65
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	92	82
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(3)	25	21
2016-SH2, M2 144A 3.750%, 12/25/45(2)(3)	31	27
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	62	59
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(2)(3)	69	60
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(2)	70	63
CoreVest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(2)	40	38
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 3.798%, 5/15/36(2)(3)	100	99
Credit Suisse Mortgage Capital Trust
2020-RPL4, A1 144A 2.000%, 1/25/60(2)(3)	57	51
2021-NQM1, A1 144A 0.809%, 5/25/65(2)(3)	43	40
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(2)(3)	100	90
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(2)	115	103
	Par Value	Value

Non-Agency—continued
2021-SFR1, D 144A 2.189%, 8/17/38(2)	$ 75	$ 63
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(2)(3)	4	4
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(2)(3)	11	11
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(3)	80	67
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(2)(3)	25	23
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(2)(3)	22	20
2017-5, A1 144A 3.124%, 10/26/48(2)(3)	29	28
MetLife Securitization Trust 2017-1A, M1 144A 3.421%, 4/25/55(2)(3)	100	89
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(2)(3)	100	85
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	225	211
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(3)	24	22
2015-2A, A1 144A 3.750%, 8/25/55(2)(3)	42	39
2016-1A, A1 144A 3.750%, 3/25/56(2)(3)	17	16
2016-3A, A1 144A 3.750%, 9/25/56(2)(3)	22	21
2016-3A, B1 144A 4.000%, 9/25/56(2)(3)	83	76
2016-4A, A1 144A 3.750%, 11/25/56(2)(3)	63	58
2016-4A, B1A 144A 4.500%, 11/25/56(2)(3)	76	70
2020-1A, A1B 144A 3.500%, 10/25/59(2)(3)	49	45
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(3)	40	37
2016-2A, A1 144A 3.750%, 11/26/35(2)(3)	50	47
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(2)(3)	86	72
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(2)(3)	10	9
2021-NQM3, A1 144A 1.054%, 7/25/61(2)(3)	38	31
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(2)(3)	57	55
2021-2, A1 144A 2.115%, 3/25/26(2)(3)	66	62
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(2)	100	85
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(3)	20	17
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(2)(3)	23	19
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(2)(3)	7	7
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(2)(3)	$ 100	$ 94
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(2)(3)	11	11
2021-1, A3 144A 1.560%, 7/25/61(2)(3)	34	28
Towd Point Mortgage Trust
2016-3, M1 144A 3.500%, 4/25/56(2)(3)	145	142
2017-4, A2 144A 3.000%, 6/25/57(2)(3)	100	90
2018-6, A1A 144A 3.750%, 3/25/58(2)(3)	74	73
2018-6, A2 144A 3.750%, 3/25/58(2)(3)	110	99
2019-4, A2 144A 3.250%, 10/25/59(2)(3)	100	87
2020-MH1, A2 144A 2.500%, 2/25/60(2)(3)(4)	100	84
2021-1, A2 144A 2.750%, 11/25/61(2)(3)	100	78
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(2)	100	91
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(2)	100	87
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(2)	40	39
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(2)(3)	60	57
2021-NPL3, A1 144A 1.743%, 5/25/51(2)(3)	66	60
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(2)(3)	79	72
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(2)(3)	80	73
2020-1R, A2 144A 1.567%, 11/25/55(2)	32	30
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	40	38
		4,181

Total Mortgage-Backed Securities (Identified Cost $4,705)		4,237

Asset-Backed Securities—3.2%
Automobiles—1.7%
ACC Auto Trust 2021-A, B 144A 1.790%, 4/15/27(2)	65	62
American Credit Acceptance Receivables Trust
2021-3, C 144A 0.980%, 11/15/27(2)	65	63
2022-1, D 144A 2.460%, 3/13/28(2)	55	50
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	85	80
	Par Value	Value

Automobiles—continued
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(2)	$ 45	$ 44
2021-N2, C 1.070%, 3/10/28	47	45
CPS Auto Receivables Trust 2019-D, E 144A 3.860%, 10/15/25(2)	60	59
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	32	32
2019-4, C 2.510%, 11/17/25	4	5
Exeter Automobile Receivables Trust 2018-4A, D 144A 4.350%, 9/16/24(2)	38	38
First Investors Auto Owner Trust 2022-1A, C 144A 3.130%, 5/15/28(2)	55	51
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(2)	75	72
2021-1, C 144A 0.910%, 3/15/27(2)	85	79
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(2)	45	41
GLS Auto Receivables Issuer Trust
2019-4A, C 144A 3.060%, 8/15/25(2)	45	44
2022-2A, D 144A 6.150%, 4/17/28(2)	50	49
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(2)	34	34
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(2)	100	86
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(2)	22	22
United Auto Credit Securitization Trust 2021-1, C 144A 0.840%, 6/10/26(2)	80	79
Westlake Automobile Receivables Trust 2020-3A, C 144A 1.240%, 11/17/25(2)	55	53
		1,088

Consumer Loans—0.1%
Affirm Asset Securitization Trust 2021-A, A 144A 0.880%, 8/15/25(2)	71	70
Credit Card—0.1%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(2)	60	55
Other—1.3%
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(2)	57	52
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(2)	100	91
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	74	62
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(2)	33	32
BXG Receivables Note Trust 2017-A, A 144A 2.950%, 10/4/32(2)	37	36
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(2)	$ 49	$ 42
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(2)	25	25
2020-1, B 144A 1.920%, 11/15/27(2)	65	62
Hilton Grand Vacations Trust 2022-2A, C 144A 5.570%, 1/25/37(2)	53	51
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	79	72
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(2)	80	79
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(2)	53	48
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(2)	45	42
Octane Receivables Trust 2020-1A, A 144A 1.710%, 2/20/25(2)	20	19
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(2)	31	29
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	45	43
		785

Total Asset-Backed Securities (Identified Cost $2,114)		1,998

Corporate Bonds and Notes—8.6%
Communication Services—0.5%
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(2)	45	35
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(2)	200	195
T-Mobile USA, Inc. 3.875%, 4/15/30	90	80
Verizon Communications, Inc. 2.550%, 3/21/31	36	29
		339

Consumer Discretionary—0.4%
Aramark Services, Inc. 144A 6.375%, 5/1/25(2)	20	20
Brunswick Corp. 2.400%, 8/18/31	46	32
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	57	43
Ford Motor Co.
3.250%, 2/12/32	26	19
4.750%, 1/15/43	15	10
General Motors Financial Co., Inc. 1.250%, 1/8/26	70	60
M/I Homes, Inc. 4.950%, 2/1/28	45	37
		221

Consumer Staples—0.2%
BAT Capital Corp. 4.906%, 4/2/30	55	49
	Par Value	Value

Consumer Staples—continued
Church & Dwight Co., Inc. 5.000%, 6/15/52	$ 50	$ 46
		95

Energy—0.6%
DCP Midstream Operating LP 3.250%, 2/15/32	15	12
DT Midstream, Inc. 144A 4.125%, 6/15/29(2)	25	21
Enbridge, Inc. 7.625%, 1/15/83	50	48
EQM Midstream Partners LP 144A 7.500%, 6/1/30(2)	35	33
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	65	50
HF Sinclair Corp. 144A 5.875%, 4/1/26(2)	45	44
Kinder Morgan, Inc.
4.300%, 6/1/25	45	44
7.750%, 1/15/32	25	27
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	60	55
Transcanada Trust 5.600%, 3/7/82	55	48
		382

Financials—3.3%
Allstate Corp. (The) Series B 5.750%, 8/15/53	145	134
Ally Financial, Inc. Series B 4.700% (5)	32	25
Ares Finance Co. LLC 144A 4.000%, 10/8/24(2)	80	77
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	65	54
Bank of America Corp.
2.687%, 4/22/32	200	156
2.482%, 9/21/36	100	72
Bank of New York Mellon Corp. (The) Series G 4.700% (5)	65	62
Blackstone Private Credit Fund 2.625%, 12/15/26	29	24
Blue Owl Finance LLC 144A 3.125%, 6/10/31(2)	35	25
Brighthouse Financial, Inc. 5.625%, 5/15/30	47	44
Brookfield Finance, Inc. 3.900%, 1/25/28	115	104
Capital One Financial Corp. 2.359%, 7/29/32	48	34
Charles Schwab Corp. (The) Series H 4.000% (5)	70	51
Citadel LP 144A 4.875%, 1/15/27(2)	65	61
Citigroup, Inc. 3.980%, 3/20/30	165	146
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	195	188
JPMorgan Chase & Co.
5.717%, 9/14/33	40	38
1.953%, 2/4/32	150	111
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	$ 25	$ 20
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	30	23
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.750%, 4/20/67(3)	85	64
MetLife, Inc. Series G 3.850% (5)	75	67
Morgan Stanley 6.375%, 7/24/42	100	104
OWL Rock Core Income Corp. 4.700%, 2/8/27	32	28
Prudential Financial, Inc.
5.625%, 6/15/43	65	64
6.000%, 9/1/52	10	9
Santander Holdings USA, Inc. 4.400%, 7/13/27	100	92
State Street Corp. 4.164%, 8/4/33	45	41
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	55	47
Wells Fargo & Co. Series BB 3.900% (5)	105	89
		2,054

Health Care—0.3%
Bio-Rad Laboratories, Inc.
3.300%, 3/15/27	32	29
3.700%, 3/15/32	10	8
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	50	39
HCA, Inc. 5.250%, 6/15/49	50	41
Illumina, Inc. 2.550%, 3/23/31	57	44
Universal Health Services, Inc. 144A 2.650%, 1/15/32(2)	60	42
		203

Industrials—0.6%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(2)	63	60
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(2)	55	49
Boeing Co. (The) 5.930%, 5/1/60	18	16
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(2)	55	44
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	66	53
Masco Corp.
2.000%, 2/15/31	30	23
3.125%, 2/15/51	30	18
Pentair Finance S.a.r.l. 5.900%, 7/15/32	45	43
Science Applications International Corp. 144A 4.875%, 4/1/28(2)	25	22
Sempra Global 144A 3.250%, 1/15/32(2)	58	46
	Par Value	Value

Industrials—continued
TransDigm, Inc. 144A 6.250%, 3/15/26(2)	$ 25	$ 24
		398

Information Technology—0.7%
CDW LLC 3.569%, 12/1/31	61	48
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(2)	5	5
144A 6.500%, 10/15/28(2)	20	17
Dell International LLC 8.100%, 7/15/36	35	37
Entegris Escrow Corp. 144A 4.750%, 4/15/29(2)	60	53
HP, Inc. 5.500%, 1/15/33	55	49
Kyndryl Holdings, Inc. 2.700%, 10/15/28	37	27
Leidos, Inc. 2.300%, 2/15/31	80	59
Motorola Solutions, Inc. 4.600%, 5/23/29	100	92
Oracle Corp. 3.850%, 4/1/60	10	6
TD SYNNEX Corp. 2.375%, 8/9/28	60	48
		441

Materials—0.6%
Albemarle Corp. 5.050%, 6/1/32	50	46
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	65	59
Celanese U.S. Holdings LLC 3.500%, 5/8/24	70	67
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(2)	30	26
Freeport-McMoRan, Inc. 5.450%, 3/15/43	45	38
Glencore Funding LLC 144A 2.850%, 4/27/31(2)	75	58
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(2)	60	46
		340

Real Estate—1.1%
EPR Properties 4.750%, 12/15/26(6)	120	107
GLP Capital LP
5.750%, 6/1/28	100	94
3.250%, 1/15/32	6	4
Kite Realty Group Trust 4.750%, 9/15/30	70	61
MPT Operating Partnership LP
4.625%, 8/1/29	10	8
3.500%, 3/15/31	30	21
Office Properties Income Trust 4.500%, 2/1/25	135	120
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	65	47
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	100
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Real Estate—continued
Service Properties Trust 4.500%, 3/15/25	$ 70	$ 58
VICI Properties LP
4.950%, 2/15/30	30	27
5.125%, 5/15/32	30	27
		674

Utilities—0.3%
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(2)	65	60
Puget Energy, Inc.
2.379%, 6/15/28	39	33
4.224%, 3/15/32	27	23
Southern Co. (The) Series 21-A 3.750%, 9/15/51	69	56
Vistra Corp. 144A 8.000% (2)(5)	20	18
		190

Total Corporate Bonds and Notes (Identified Cost $6,282)		5,337

Leveraged Loans—0.8%
Aerospace—0.2%
Brown Group Holding LLC (1 month LIBOR + 2.500%) 5.615%, 6/7/28(3)	37	35
KKR Apple Bidco LLC (1 month LIBOR + 2.750%) 5.865%, 9/22/28(3)	30	28
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 8.777%, 6/21/27(3)	19	19
TransDigm, Inc. Tranche E (3 month LIBOR + 2.750%) 5.924%, 5/30/25(3)	18	18
		100

Chemicals—0.1%
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 5.115%, 4/1/24(3)	69	66
Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 4.890% - 5.180%, 2/11/28(3)	15	14
Energy—0.0%
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 6.211%, 10/5/28(3)	20	19
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(4)(7)	—(8)	—
		19

Food / Tobacco—0.1%
Hostess Brands LLC 2019, Tranche B (1-3 month LIBOR + 2.250%) 5.056% - 5.365%, 8/3/25(3)	24	23
Forest Prod / Containers—0.0%
Berry Global, Inc. Tranche Z (3 month LIBOR + 1.750%) 4.178%, 7/1/26(3)	19	18
	Par Value	Value

Gaming / Leisure—0.1%
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.834%, 6/22/26(3)	$ 20	$ 19
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.750%) 5.370%, 2/8/27(3)	19	19
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 5.520%, 4/29/26(3)	20	19
		57

Health Care—0.1%
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 5.375%, 1/4/26(3)	15	14
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 4.314%, 8/1/27(3)	18	17
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 6.871%, 11/16/25(3)	24	23
		54

Housing—0.0%
Standard Industries, Inc. (3 month LIBOR + 2.500%) 6.675%, 9/22/28(3)	21	21
Information Technology—0.1%
CCC Intelligent Solutions, Inc. Tranche B (1 month LIBOR + 1.250%) 4.365%, 9/21/28(3)	20	19
Tenable, Inc. (3 month LIBOR + 2.750%) 5.556%, 7/7/28(3)	20	19
		38

Manufacturing—0.0%
NCR Corp. (3 month LIBOR + 2.500%) 5.310%, 8/28/26(3)	19	19
Media / Telecom - Broadcasting—0.0%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 5.615%, 9/18/26(3)	12	12
Media / Telecom - Telecommunications—0.0%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.365%, 3/15/27(3)	14	13
Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 4.870%, 4/11/25(3)	38	37
Service—0.0%
Dun & Bradstreet Corp. (The) 2022, Tranche B-2 (1 month Term SOFR + 3.250%) 6.282%, 1/18/29(3)	5	5
Total Leveraged Loans (Identified Cost $514)		496

See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value
Preferred Stocks—0.3%
Financials—0.2%
MetLife, Inc. Series D, 5.875%(6)	40(9)	$ 37
Truist Financial Corp. Series Q, 5.100%	70(9)	62
		99

Industrials—0.1%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 6.623%(3)	90(9)	84
Total Preferred Stocks (Identified Cost $200)		183

Common Stocks—70.7%
Communication Services—6.5%
Adevinta ASA Class B(10)	21,125	126
Auto Trader Group plc	71,844	407
Baltic Classifieds Group plc	260,192	394
Dayamitra Telekomunikasi PT	5,006,000	238
Infrastrutture Wireless Italiane SpA	21,981	192
Meta Platforms, Inc. Class A(10)	3,014	409
Moneysupermarket.com Group plc	57,808	119
New Work SE	1,644	197
Rightmove plc	69,781	372
Trade Desk, Inc. (The) Class A(10)	18,670	1,116
ZoomInfo Technologies, Inc. Class A(10)	10,762	448
		4,018

Consumer Discretionary—14.1%
Airbnb, Inc. Class A(10)	6,838	718
Allegro.eu S.A.(10)	42,507	183
Amazon.com, Inc.(10)	30,091	3,400
AutoZone, Inc.(10)	212	454
Home Depot, Inc. (The)	2,550	704
Marriott International, Inc. Class A	6,485	909
Max Stock Ltd.	61,367	89
MercadoLibre, Inc.(10)	604	500
Mercari, Inc.(10)	17,300	231
NIKE, Inc. Class B	11,068	920
Ross Stores, Inc.	7,190	606
Victorian Plumbing Group plc(10)	148,790	60
		8,774

Consumer Staples—5.0%
Anhui Gujing Distillery Co., Ltd. Class B	16,900	250
Estee Lauder Cos., Inc. (The) Class A	3,302	713
Heineken Malaysia Bhd	53,800	276
McCormick & Co., Inc. Non-voting Shares	8,231	587
Monster Beverage Corp.(10)	8,755	761
Procter & Gamble Co. (The)	3,986	503
		3,090

Energy—2.2%
Devon Energy Corp.	5,308	319
Frontera Energy Corp.(10)	182	2
Hess Corp.	3,306	360
Pason Systems, Inc.	18,404	176
Pioneer Natural Resources Co.	2,206	478
		1,335

	Shares	Value

Financials—5.8%
Bank of America Corp.	29,432	$ 889
CME Group, Inc. Class A	3,586	635
FinecoBank Banca Fineco SpA	23,349	288
Gruppo MutuiOnline SpA	8,008	157
Hargreaves Lansdown plc	14,967	143
Hypoport SE(10)	525	46
MarketAxess Holdings, Inc.	1,982	441
Mortgage Advice Bureau Holdings Ltd.	26,368	188
Nordnet AB publ	7,041	80
Progressive Corp. (The)	5,906	686
VNV Global AB(10)	17,779	36
		3,589

Health Care—6.1%
Danaher Corp.	4,776	1,234
Haw Par Corp., Ltd.	58,000	413
HealthEquity, Inc.(10)	5,456	366
Mettler-Toledo International, Inc.(10)	327	355
Nakanishi, Inc.	8,500	155
Zoetis, Inc. Class A	8,692	1,289
		3,812

Industrials—7.8%
Boa Vista Servicos S.A.	156,256	171
CAE, Inc.(10)	12,403	190
CoStar Group, Inc.(10)	13,767	959
Enento Group Oyj(10)	6,955	143
Equifax, Inc.	3,545	608
Fair Isaac Corp.(10)	1,447	596
Haitian International Holdings Ltd.	136,981	259
HeadHunter Group plc ADR(4)	12,236	—(8)
Howden Joinery Group plc	26,581	149
Knorr-Bremse AG	4,667	201
Marel HF	34,831	106
Meitec Corp.	15,000	237
MTU Aero Engines AG	2,108	315
S-1 Corp.	7,680	309
Uber Technologies, Inc.(10)	23,591	625
		4,868

Information Technology—21.3%
Accenture plc Class A	3,272	842
Alten S.A.	2,855	314
Amphenol Corp. Class A	20,246	1,356
Bill.com Holdings, Inc.(10)	8,395	1,111
Block, Inc. Class A(10)	6,459	355
Bouvet ASA	44,912	224
Brockhaus Technologies AG(10)	5,054	76
DocuSign, Inc.(10)	4,386	235
Duck Creek Technologies, Inc.(10)	28,934	343
FDM Group Holdings plc	19,343	134
MongoDB, Inc. Class A(10)	1,950	387
NVIDIA Corp.	11,215	1,361
Paycom Software, Inc.(10)	5,621	1,855
Roper Technologies, Inc.	2,275	818
Snowflake, Inc. Class A(10)	4,936	839
Visa, Inc. Class A	11,753	2,088
Workday, Inc. Class A(10)	5,786	881
		13,219

See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Materials—1.2%
Corp. Moctezuma SAB de C.V.	76,431	$ 233
Ecolab, Inc.	3,335	482
		715

Real Estate—0.7%
Prologis, Inc.	4,527	460
Total Common Stocks (Identified Cost $35,471)		43,880

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(4)(10)	1,084	1
Total Rights (Identified Cost $1)		1

Warrant—0.0%
Financials—0.0%
VNV Global AB(10)	12,500	—(8)
Total Warrant (Identified Cost $—)		—(8)

Total Long-Term Investments—97.3% (Identified Cost $54,601)		60,391

Short-Term Investment—2.5%
Money Market Mutual Fund—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(11)	1,527,605	1,528
Total Short-Term Investment (Identified Cost $1,528)		1,528

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(11)(12)	94,384	94
Total Securities Lending Collateral (Identified Cost $94)		94

TOTAL INVESTMENTS—99.9% (Identified Cost $56,223)		$62,013
Other assets and liabilities, net—0.1%		81
NET ASSETS—100.0%		$62,094

Abbreviations:
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $6,929 or 11.2% of net assets.
(3)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	No contractual maturity date.
(6)	All or a portion of security is on loan.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	Amount is less than $500.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	86%
United Kingdom	3
Germany	1
Brazil	1
Italy	1
Japan	1
Canada	1
Other	6
Total	100%
† % of total investments as of September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$1,998	$—	$1,998	$—
Corporate Bonds and Notes	5,337	—	5,337	—
Foreign Government Securities	46	—	46	—
Leveraged Loans	496	—	496	—(1)
Mortgage-Backed Securities	4,237	—	4,153	84
Municipal Bonds	1,432	—	1,432	—
U.S. Government Securities	2,781	—	2,781	—
Equity Securities:
Common Stocks	43,880	36,773	7,107	—(2)
Preferred Stocks	183	—	183	—
Rights	1	—	—	1
Warrant	—(2)	—(2)	—	—
Money Market Mutual Fund	1,528	1,528	—	—
Securities Lending Collateral	94	94	—	—
Total Investments	$62,013	$38,395	$23,533	$85

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500.
Security held by the Series with an end of period value of $-(1) were transferred from Level 1 to Level 3 due to an decrease in trading activities at period end.
Security held by the Series with an end of period value of $84 was transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2022.
(1) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value theSeries’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.